Schedule of Investments
January 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.45%
Brazil–8.73%
Americanas S.A.(a)	1,313,988	$7,846,663
Arezzo Industria e Comercio S.A.	556,500	8,571,615
Lojas Renner S.A.	490,610	2,598,059
NU Holdings Ltd., Class A(a)	208,994	1,550,736
Pagseguro Digital Ltd., Class A(a)	236,060	5,339,677
WEG S.A.	259,400	1,571,026
		27,477,776
Chile–2.22%
Banco Santander Chile	70,695,666	3,505,096
Parque Arauco S.A.(a)	3,013,229	3,480,891
		6,985,987
China–28.98%
BeiGene Ltd.(a)	94,900	1,710,611
BeiGene Ltd., ADR(a)	11,132	2,700,401
Blue Moon Group Holdings Ltd.(b)	1,606,355	1,394,124
Brii Biosciences Ltd.(a)	1,294,000	2,742,439
Huazhu Group Ltd., ADR(a)	361,302	14,278,655
Keymed Biosciences, Inc.(a)(b)	678,179	2,256,507
Remegen Co. Ltd., H Shares(a)(b)	452,872	2,979,759
Silergy Corp.	75,000	10,217,323
SITC International Holdings Co. Ltd.	1,022,000	3,879,154
Sunny Optical Technology Group Co. Ltd.	301,700	7,771,393
Tencent Music Entertainment Group, ADR(a)	968,051	5,982,555
Wuxi Biologics Cayman, Inc.(a)(b)	720,000	7,070,308
Yum China Holdings, Inc.	288,457	13,894,974
Zai Lab Ltd., ADR(a)	73,127	3,632,218
Zhongsheng Group Holdings Ltd.	521,789	4,005,737
ZTO Express Cayman, Inc., ADR	222,131	6,672,815
		91,188,973
Egypt–1.53%
Commercial International Bank Egypt S.A.E.(a)	1,476,438	4,824,973
Hong Kong–0.33%
Hongkong Land Holdings Ltd.	193,400	1,048,209
India–14.24%
Asian Paints Ltd.	5,779	243,633
Godrej Properties Ltd.(a)	141,548	3,263,462
Havells India Ltd.	266,726	4,245,164
HDFC Life Insurance Co. Ltd.(b)	192,065	1,605,311
ICICI Lombard General Insurance Co. Ltd.(b)	133,821	2,472,542
ICICI Prudential Life Insurance Co. Ltd.(b)	406,544	3,058,148
Le Travenues Technology Ltd.(c)	7,200,800	9,211,277
Marico Ltd.	36,245	234,543
Oberoi Realty Ltd.(a)	438,911	5,412,805
Voltas Ltd.	329,578	5,233,076
Shares		Value
India–(continued)
Zee Entertainment Enterprises Ltd. (Acquired 11/21/2019; Cost $10,731,346)(d)	2,524,723	$9,831,425
		44,811,386
Indonesia–6.12%
PT Ace Hardware Indonesia Tbk	62,239,700	5,360,259
PT Avia Avian Tbk(a)	41,068,265	2,484,313
PT Bank Rakyat Indonesia (Persero) Tbk	12,195,929	3,463,003
PT Semen Indonesia (Persero) Tbk	8,602,100	4,046,567
PT Unilever Indonesia Tbk	13,911,500	3,905,493
		19,259,635
Mexico–7.17%
Alsea S.A.B. de C.V.	1,815,684	3,724,141
Coca-Cola FEMSA S.A.B. de C.V., ADR	83,736	4,422,935
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO	477,500	3,592,593
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	131,655	2,665,714
Grupo Mexico S.A.B. de C.V., Class B	824,000	3,538,790
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,356,900	4,613,776
		22,557,949
Nigeria–0.55%
Guaranty Trust Holding Co. PLC	26,528,268	1,715,410
Peru–1.29%
Credicorp Ltd.	12,288	1,759,887
InRetail Peru Corp.(b)	65,437	2,290,295
		4,050,182
Philippines–2.99%
Philippine Seven Corp.(a)	275,272	473,736
San Miguel Food and Beverage, Inc.	2,679,420	3,677,813
SM Prime Holdings, Inc.	7,584,900	5,242,158
		9,393,707
Poland–2.00%
Allegro.eu S.A.(a)(b)	453,733	4,208,415
InPost S.A.(a)	256,533	2,091,883
		6,300,298
Russia–8.02%
Fix Price Group Ltd., GDR(b)	163,923	931,083
Polyus PJSC, GDR(b)	90,780	7,080,840
TCS Group Holding PLC, GDR(b)	13,019	926,953
TCS Group Holding PLC, GDR(b)	64,126	4,621,359
Yandex N.V., Class A(a)	242,629	11,660,750
		25,220,985
South Korea–5.07%
LG Chem Ltd.	6,722	3,608,617
LG Household & Health Care Ltd.	4,659	3,789,649
Samsung Biologics Co. Ltd.(a)(b)	13,880	8,545,382
		15,943,648

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Innovators Fund

Shares		Value
Taiwan–4.36%
MediaTek, Inc.	182,000	$7,096,297
Voltronic Power Technology Corp.	129,919	6,615,020
		13,711,317
Turkey–1.14%
BIM Birlesik Magazalar A.S.	677,034	3,590,105
United States–0.71%
Globant S.A.(a)	8,776	2,239,460
Total Common Stocks & Other Equity Interests (Cost $264,806,327)		300,320,000
Money Market Funds–4.52%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	4,978,193	4,978,193
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	3,555,209	$3,555,564
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	5,689,364	5,689,364
Total Money Market Funds (Cost $14,223,364)		14,223,121
TOTAL INVESTMENTS IN SECURITIES—99.97% (Cost $279,029,691)		314,543,121
OTHER ASSETS LESS LIABILITIES–0.03%		97,995
NET ASSETS–100.00%		$314,641,116
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $49,441,026, which represented 15.71% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Restricted security. The value of this security at January 31, 2022 represented 3.12% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,168,377	$7,933,222	$(8,123,406)	$-	$-	$4,978,193	$172
Invesco Liquid Assets Portfolio, Institutional Class	3,651,667	5,666,587	(5,762,065)	(243)	(382)	3,555,564	51
Invesco Treasury Portfolio, Institutional Class	5,906,716	9,066,540	(9,283,892)	-	-	5,689,364	79
Total	$14,726,760	$22,666,349	$(23,169,363)	$(243)	$(382)	$14,223,121	$302

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Innovators Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$27,477,776	$—	$—	$27,477,776
Chile	6,985,987	—	—	6,985,987
China	47,161,618	44,027,355	—	91,188,973
Egypt	4,824,973	—	—	4,824,973
Hong Kong	—	1,048,209	—	1,048,209
India	—	35,600,109	9,211,277	44,811,386
Indonesia	2,484,313	16,775,322	—	19,259,635
Mexico	22,557,949	—	—	22,557,949
Nigeria	1,715,410	—	—	1,715,410
Peru	4,050,182	—	—	4,050,182
Philippines	—	9,393,707	—	9,393,707
Poland	—	6,300,298	—	6,300,298
Russia	20,599,626	4,621,359	—	25,220,985
South Korea	—	15,943,648	—	15,943,648
Taiwan	—	13,711,317	—	13,711,317
Turkey	—	3,590,105	—	3,590,105
United States	2,239,460	—	—	2,239,460
Money Market Funds	14,223,121	—	—	14,223,121
Total Investments	$154,320,415	$151,011,429	$9,211,277	$314,543,121
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended January 31, 2022:
	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 01/31/22
Common Stocks & Other Equity Interests	$—	$9,169,499	$—	$—	$—	$41,778	$—	$—	$9,211,277
Preferred Stocks	9,169,499	—	(9,169,499)	—	—	—	—	—	—
Total	$9,169,499	$9,169,499	$(9,169,499)	$—	$—	$41,778	$—	$—	$9,211,277
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 01/31/22	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Le Travenues Technology Ltd.	$9,211,277	Cost price adjusted by exchange rate Stock split ratio	Cost price Stock split ratio	N/A N/A	$509.36 400 for 1	(a)
(a)	The Fund fair values certain private placement securities at the original purchase price or "cost". The Adviser periodically reviews the financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
Invesco Emerging Markets Innovators Fund